Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 02, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 17,020	$ 15,653	$ 13,816	$ 15,137		$ 14,559	$ 13,297	$ 11,783	$ 11,754	$ 10,928	$ 9,762	$ 9,650
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,057	10,244	9,106	10,051	$ 10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,813,807	1,664,288	1,464,796	1,601,341		1,535,820	1,399,539	1,236,310	1,228,485	1,138,890	1,014,921	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 1,832,853	1,679,921	1,476,959	1,613,113		1,545,368	1,406,406	1,240,734	1,231,468	1,141,437	1,016,040	1,000,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,437	11,294	10,702	12,305		12,498	11,625	10,692	10,691	10,325	10,057	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,175	9,061	8,586	9,871	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 1,143,704	1,129,412	1,070,249	1,230,454		1,249,775	1,162,546	1,069,228	1,069,060	1,032,452	1,005,718	1,000,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 1,143,704	1,129,412	1,070,249	1,230,454		1,249,775	1,162,546	1,069,228	1,069,060	1,032,452	1,005,718	1,000,000
ICE BofA U.S. Corporate & High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & High Yield Index
Account Value	$ 13,345	12,899	11,826	13,881		13,879	12,694	11,107	11,359	10,649	9,862	10,000
Consumer Price Index (CPI) plus 3% annual risk premium [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Price Index (CPI) plus 3% annual risk premium
Account Value	$ 18,050	17,034	16,000	14,596		13,242	12,684	12,039	11,472	10,907	10,375	10,000
ICE BofA U.S. Corporate & High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & High Yield Index
Account Value	$ 9,518	9,200	8,435	9,900	10,000
Consumer Price Index (CPI) plus 3% annual risk premium [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Price Index (CPI) plus 3% annual risk premium
Account Value	$ 12,727	12,011	11,282	10,292	$ 10,000
ICE BofA U.S. Corporate & High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & High Yield Index
Account Value	$ 1,334,486	1,289,856	1,182,609	1,388,055		1,387,861	1,269,386	1,110,661	1,135,876	1,064,927	986,208	1,000,000
Consumer Price Index (CPI) plus 3% annual risk premium [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Price Index (CPI) plus 3% annual risk premium
Account Value	$ 1,804,967	1,703,382	1,600,033	1,459,601		1,324,179	1,268,369	1,203,906	1,147,186	1,090,729	1,037,461	1,000,000
ICE BofA U.S. Corporate & High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & High Yield Index
Account Value	$ 1,334,486	1,289,856	1,182,609	1,388,055		1,387,861	1,269,386	1,110,661	1,135,876	1,064,927	986,208	1,000,000
Consumer Price Index (CPI) plus 3% annual risk premium [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Price Index (CPI) plus 3% annual risk premium
Account Value	$ 1,804,967	$ 1,703,382	$ 1,600,033	$ 1,459,601		$ 1,324,179	$ 1,268,369	$ 1,203,906	$ 1,147,186	$ 1,090,729	$ 1,037,461	$ 1,000,000